Accounts Receivable, net (including related parties) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, net (including related parties)
Accounts receivable	$ 236,782	$ 235,815
Accounts receivable from related parties	31	14
Less: Loss allowance	0	0
Accounts receivable, net	$ 236,813	$ 235,829